Consolidated statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit (loss)	$ 43,844	$ (607,062)	$ 247,002
Other comprehensive loss not to be reclassified to profit or loss in subsequent periods - Remeasurement of actuarial income (loss), net of amortization
Remeasurement of actuarial income (loss), net of amortization	5,412	(15,454)	(4,401)
Total comprehensive income (loss) for the year	$ 49,256	$ (622,516)	$ 242,601